Quarterly Holdings Report
for

Fidelity® Blue Chip Growth Fund

April 30, 2019

BCF-QTLY-0619
1.800333.115

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 16.8%
Entertainment - 4.4%
Activision Blizzard, Inc.	3,930,228	$189,476
Electronic Arts, Inc. (a)	903,287	85,496
Netflix, Inc. (a)	1,294,862	479,798
Nintendo Co. Ltd.	49,900	17,186
Nintendo Co. Ltd. ADR	198,205	8,539
Spotify Technology SA (a)	37,985	5,157
Take-Two Interactive Software, Inc. (a)	274,982	26,627
The Walt Disney Co.	2,694,086	369,009
Vivendi SA	725,756	21,066
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	9,962,399	30,186
World Wrestling Entertainment, Inc. Class A	62,318	5,225
		1,237,765
Interactive Media& Services - 12.2%
Alphabet, Inc.:
Class A (a)	1,561,369	1,872,019
Class C (a)	105,650	125,563
ANGI Homeservices, Inc. Class A (a)	1,445,488	25,123
CarGurus, Inc. Class A (a)	561,006	22,855
Facebook, Inc. Class A (a)	5,953,516	1,151,410
Momo, Inc. ADR	365,193	12,807
Pinterest, Inc. Class A	222,700	6,899
Snap, Inc. Class A (a)(e)	1,227,148	13,670
Tencent Holdings Ltd.	2,678,900	132,037
Twitter, Inc. (a)	2,442,792	97,492
		3,459,875
Media - 0.1%
Charter Communications, Inc. Class A (a)	94,984	35,257
Nexstar Broadcasting Group, Inc. Class A	24,000	2,809
		38,066
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	494,518	36,095

TOTAL COMMUNICATION SERVICES		4,771,801

CONSUMER DISCRETIONARY - 22.6%
Auto Components - 0.0%
Aptiv PLC	33,830	2,899
Automobiles - 0.9%
Tesla, Inc. (a)(e)	1,049,279	250,452
Hotels, Restaurants & Leisure - 2.9%
Boyd Gaming Corp.	859,364	24,732
Caesars Entertainment Corp. (a)(e)	3,906,325	36,563
Chipotle Mexican Grill, Inc. (a)	27,238	18,741
Eldorado Resorts, Inc. (a)	1,193,572	58,927
Haidilao International Holding Ltd. (e)(f)	2,628,860	10,120
Hilton Grand Vacations, Inc. (a)	1,029,103	32,972
Hilton Worldwide Holdings, Inc.	118,569	10,314
International Game Technology PLC (e)	1,443,906	21,124
Kambi Group PLC (a)	586,100	11,677
Las Vegas Sands Corp.	124,956	8,378
Marriott International, Inc. Class A	516,733	70,493
McDonald's Corp.	257,944	50,962
MGM Mirage, Inc.	627,670	16,715
Penn National Gaming, Inc. (a)	738,411	16,001
Planet Fitness, Inc. (a)	956,444	72,403
PlayAGS, Inc. (a)	529,588	12,774
Restaurant Brands International, Inc.	457,224	29,842
Royal Caribbean Cruises Ltd.	477,960	57,804
Sea Ltd. ADR (a)	4,486,820	111,677
Shake Shack, Inc. Class A (a)	574,092	35,192
Starbucks Corp.	513,623	39,898
The Stars Group, Inc. (a)	589,448	11,135
Wynn Resorts Ltd.	360,547	52,081
Yum! Brands, Inc.	188,636	19,692
		830,217
Household Durables - 0.5%
D.R. Horton, Inc.	631,081	27,963
iRobot Corp. (a)	65,790	6,812
Lennar Corp. Class A	550,285	28,631
Mohawk Industries, Inc. (a)	221,674	30,203
Roku, Inc. Class A (a)	449,452	28,581
		122,190
Internet & Direct Marketing Retail - 9.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,192,473	221,287
Amazon.com, Inc. (a)	1,062,572	2,047,078
eBay, Inc.	287,888	11,156
Etsy, Inc. (a)	408,166	27,568
JD.com, Inc. sponsored ADR (a)	2,144,584	64,917
MakeMyTrip Ltd. (a)	210,900	5,317
Meituan Dianping Class B	3,550,404	25,797
MercadoLibre, Inc. (a)	69,930	33,856
Ocado Group PLC (a)	205,254	3,647
Pinduoduo, Inc. ADR (e)	2,247,209	49,955
The Booking Holdings, Inc. (a)	111,595	207,008
The Honest Co., Inc. (a)(c)(d)	150,143	1,653
Wayfair LLC Class A (a)	583,087	94,548
		2,793,787
Multiline Retail - 0.9%
Avenue Supermarts Ltd. (a)(f)	135,551	2,521
Big Lots, Inc.	147,200	5,470
Dollar General Corp.	100,826	12,713
Dollar Tree, Inc. (a)	1,836,241	204,337
Ollie's Bargain Outlet Holdings, Inc. (a)	132,143	12,638
Target Corp.	275,800	21,352
		259,031
Specialty Retail - 4.4%
American Eagle Outfitters, Inc.	1,450,742	34,499
At Home Group, Inc. (a)(e)	2,165,840	50,876
Best Buy Co., Inc.	559,490	41,632
Burlington Stores, Inc. (a)	369,321	62,382
Carvana Co. Class A (a)(e)	387,595	27,736
Five Below, Inc. (a)	394,392	57,735
Floor & Decor Holdings, Inc. Class A (a)	787,536	37,817
Home Depot, Inc.	1,752,995	357,085
Lowe's Companies, Inc.	2,573,253	291,138
RH (a)(e)	696,432	74,316
The Children's Place Retail Stores, Inc.	134,131	15,133
Tiffany & Co., Inc.	336,267	36,256
TJX Companies, Inc.	1,907,390	104,678
Ulta Beauty, Inc. (a)	165,599	57,791
		1,249,074
Textiles, Apparel & Luxury Goods - 3.2%
adidas AG	336,262	86,405
Allbirds, Inc. (c)(d)	36,216	2,010
Canada Goose Holdings, Inc. (a)	112,674	6,017
Capri Holdings Ltd. (a)	560,747	24,718
Hanesbrands, Inc.	596,878	10,786
Kering SA	13,781	8,146
Levi Strauss & Co. Class A (a)(e)	362,136	8,115
lululemon athletica, Inc. (a)	1,433,979	252,882
LVMH Moet Hennessy - Louis Vuitton SA	70,855	27,819
Moncler SpA	879,077	36,057
NIKE, Inc. Class B	2,658,612	233,506
Pagerduty, Inc.	43,024	2,018
PVH Corp.	780,870	100,724
Silk Road Medical, Inc.	84,654	3,525
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	948,687	30,035
Tapestry, Inc.	403,222	13,012
Tory Burch LLC (a)(b)(c)(d)	293,611	16,351
Tufin Software Technologies Ltd. (e)	445,080	9,979
Under Armour, Inc. Class C (non-vtg.) (a)	1,621,149	33,590
VF Corp.	90,832	8,575
		914,270

TOTAL CONSUMER DISCRETIONARY		6,421,920

CONSUMER STAPLES - 3.0%
Beverages - 0.4%
Fever-Tree Drinks PLC	1,294,830	53,085
Keurig Dr. Pepper, Inc.	1,346,662	39,147
Pernod Ricard SA	14,220	2,478
		94,710
Food & Staples Retailing - 1.0%
BJ's Wholesale Club Holdings, Inc.	2,714,561	76,958
Costco Wholesale Corp.	769,080	188,832
Kroger Co.	540,351	13,930
		279,720
Food Products - 0.1%
Blue Bottle Coffee, Inc. Class C (Escrow) (a)(c)(d)	632,822	930
Darling International, Inc. (a)	532,000	11,603
Nestle SA (Reg. S)	31,048	2,989
Nomad Foods Ltd. (a)	250,656	5,214
The a2 Milk Co. Ltd. (a)	685,100	7,674
		28,410
Personal Products - 0.4%
Coty, Inc. Class A (e)	4,396,736	47,573
Estee Lauder Companies, Inc. Class A	390,919	67,164
		114,737
Tobacco - 1.1%
Altria Group, Inc.	5,787,509	314,435
JUUL Labs, Inc. (a)(c)(d)	6,625	1,812
JUUL Labs, Inc. Class A (c)(d)	21,148	5,784
		322,031

TOTAL CONSUMER STAPLES		839,608

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Berry Petroleum Corp.	463,724	5,268
Continental Resources, Inc. (a)	558,736	25,696
Diamondback Energy, Inc.	224,964	23,934
Hess Corp.	291,503	18,691
PDC Energy, Inc. (a)	200,406	8,716
Pioneer Natural Resources Co.	68,945	11,477
Reliance Industries Ltd.	4,910,538	98,201
Valero Energy Corp.	88,594	8,032
Whiting Petroleum Corp. (a)	1,908,883	52,284
		252,299
FINANCIALS - 1.8%
Banks - 0.9%
Bank of America Corp.	5,370,261	164,223
Coastal Financial Corp. of Washington (a)	40,433	645
HDFC Bank Ltd. sponsored ADR	23,902	2,740
ICICI Bank Ltd. sponsored ADR	496,065	5,680
IndusInd Bank Ltd.	184,465	4,255
JPMorgan Chase & Co.	479,997	55,704
Kotak Mahindra Bank Ltd.	900,886	17,935
		251,182
Capital Markets - 0.1%
Edelweiss Financial Services Ltd.	1,204,598	2,573
HDFC Asset Management Co. Ltd. (f)	1,726	42
TD Ameritrade Holding Corp.	550,970	28,970
Tradeweb Markets, Inc. Class A	118,017	4,750
		36,335
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. Class B (a)	610,843	132,376
GDS Holdings Ltd. ADR (a)(e)	302,920	11,853
		144,229
Insurance - 0.1%
eHealth, Inc. (a)	693,113	42,100
Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp. Ltd.	697,722	19,986
LendingTree, Inc. (a)(e)	77,419	29,792
		49,778

TOTAL FINANCIALS		523,624

HEALTH CARE - 10.6%
Biotechnology - 4.2%
ACADIA Pharmaceuticals, Inc. (a)	255,833	6,153
Acceleron Pharma, Inc. (a)	243,535	9,919
Agios Pharmaceuticals, Inc. (a)	293,992	16,440
Aimmune Therapeutics, Inc. (a)(e)	523,397	10,541
Alexion Pharmaceuticals, Inc. (a)	2,017,229	274,605
Allakos, Inc. (a)	153,177	6,006
Allogene Therapeutics, Inc. (e)	112,770	3,377
Alnylam Pharmaceuticals, Inc. (a)	811,361	72,487
AnaptysBio, Inc. (a)	177,867	12,934
Arena Pharmaceuticals, Inc. (a)	356,477	16,309
Argenx SE ADR (a)	45,997	5,891
Array BioPharma, Inc. (a)	478,807	10,826
Ascendis Pharma A/S sponsored ADR (a)	402,503	44,831
Atara Biotherapeutics, Inc. (a)	131,263	4,410
BeiGene Ltd.	589,300	5,679
BeiGene Ltd. ADR (a)	137,063	17,027
bluebird bio, Inc. (a)	314,845	44,654
Blueprint Medicines Corp. (a)	121,947	9,220
CareDx, Inc. (a)	209,100	5,690
Cellectis SA sponsored ADR (a)	129,304	2,552
Cibus Corp. Series C (a)(b)(c)(d)	3,045,600	3,320
Coherus BioSciences, Inc. (a)	573,182	9,125
Crinetics Pharmaceuticals, Inc. (a)	255,960	6,642
CytomX Therapeutics, Inc. (a)(f)	378,621	3,601
Deciphera Pharmaceuticals, Inc. (a)(e)	63,536	1,461
Denali Therapeutics, Inc. (a)(e)	750,522	18,365
Editas Medicine, Inc. (a)(e)	446,087	11,041
Epizyme, Inc. (a)	300,186	3,725
Exact Sciences Corp. (a)	108,897	10,747
FibroGen, Inc. (a)	363,093	16,967
Global Blood Therapeutics, Inc. (a)	639,722	35,441
Heron Therapeutics, Inc. (a)	191,484	4,151
Immunomedics, Inc. (a)	861,668	13,804
Intellia Therapeutics, Inc. (a)(e)	548,182	8,431
Intercept Pharmaceuticals, Inc. (a)	257,490	22,190
Ionis Pharmaceuticals, Inc. (a)	114,023	8,475
Ironwood Pharmaceuticals, Inc. Class A (a)	962,525	11,444
Mirati Therapeutics, Inc. (a)	157,081	9,345
Moderna, Inc. (e)	216,625	5,639
Momenta Pharmaceuticals, Inc. (a)	87,263	1,221
Natera, Inc. (a)	810,652	15,492
Neurocrine Biosciences, Inc. (a)	538,519	38,903
Portola Pharmaceuticals, Inc. (a)(e)	344,749	12,170
Principia Biopharma, Inc.	101,307	3,030
Regeneron Pharmaceuticals, Inc. (a)	249,463	85,601
Rubius Therapeutics, Inc.	125,509	2,195
Sage Therapeutics, Inc. (a)	473,297	79,623
Sarepta Therapeutics, Inc. (a)	506,043	59,177
Scholar Rock Holding Corp.	152,855	3,253
Synthorx, Inc.	226,422	3,464
Ultragenyx Pharmaceutical, Inc. (a)	135,670	8,954
Vertex Pharmaceuticals, Inc. (a)	526,028	88,888
Xencor, Inc. (a)	411,217	12,628
Zai Lab Ltd. ADR (a)	291,219	7,761
		1,205,825
Health Care Equipment & Supplies - 3.2%
Alcon, Inc. (a)	428,060	24,913
Align Technology, Inc. (a)	180,499	58,604
Atricure, Inc. (a)	177,140	5,318
Axonics Modulation Technologies, Inc. (a)	303,529	6,131
Becton, Dickinson & Co.	210,437	50,661
Boston Scientific Corp. (a)	7,680,657	285,106
Danaher Corp.	417,516	55,296
DexCom, Inc. (a)	152,501	18,463
Edwards Lifesciences Corp. (a)	34,724	6,114
Establishment Labs Holdings, Inc. (a)(e)	372,310	9,356
Glaukos Corp. (a)	75,573	5,451
Insulet Corp. (a)	252,675	21,793
Intuitive Surgical, Inc. (a)	473,701	241,886
iRhythm Technologies, Inc. (a)	386,384	29,485
Novocure Ltd. (a)	143,660	6,331
Quanterix Corp. (a)	144,101	3,274
Shockwave Medical, Inc. (a)(e)	678,444	28,908
Tandem Diabetes Care, Inc. (a)	472,077	28,990
ViewRay, Inc. (a)(e)	535,927	3,730
Wright Medical Group NV (a)	301,863	8,926
		898,736
Health Care Providers & Services - 2.1%
Anthem, Inc.	44,400	11,679
Guardant Health, Inc. (e)	300,611	19,693
HCA Holdings, Inc.	619,321	78,796
Humana, Inc.	643,075	164,248
Notre Dame Intermedica Participacoes SA	989,000	8,858
OptiNose, Inc. (a)(e)	737,577	7,346
UnitedHealth Group, Inc.	1,319,360	307,503
		598,123
Health Care Technology - 0.0%
Teladoc Health, Inc. (a)(e)	145,499	8,276
Life Sciences Tools & Services - 0.1%
IQVIA Holdings, Inc. (a)	36,995	5,139
Thermo Fisher Scientific, Inc.	70,442	19,544
		24,683
Pharmaceuticals - 1.0%
Akcea Therapeutics, Inc. (a)	790,239	19,827
AstraZeneca PLC sponsored ADR	1,346,253	50,700
Bristol-Myers Squibb Co.	1,914,966	88,912
Chiasma, Inc. warrants 12/16/24 (a)	55,391	125
Cyclerion Therapeutics, Inc. (a)	96,252	1,466
Dova Pharmaceuticals, Inc. (a)(e)	199,538	1,836
Horizon Pharma PLC (a)	186,953	4,773
InflaRx NV (a)	195,802	9,025
Jazz Pharmaceuticals PLC (a)	288,849	37,484
MyoKardia, Inc. (a)	97,487	4,677
Nektar Therapeutics (a)	881,110	28,213
The Medicines Company (a)	478,281	15,281
TherapeuticsMD, Inc. (a)(e)	941,269	4,047
Theravance Biopharma, Inc. (a)	55,772	1,330
Turning Point Therapeutics, Inc.	354,998	12,354
Zogenix, Inc. (a)	108,240	4,220
		284,270

TOTAL HEALTH CARE		3,019,913

INDUSTRIALS - 3.6%
Aerospace & Defense - 1.4%
Elbit Systems Ltd.	49,451	6,909
General Dynamics Corp.	46,400	8,293
Lockheed Martin Corp.	154,200	51,399
Northrop Grumman Corp.	19,000	5,508
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	242,545	49,479
Class C (a)(c)(d)	2,783	568
The Boeing Co.	692,776	261,655
United Technologies Corp.	118,040	16,834
		400,645
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	229,914	24,421
Airlines - 0.3%
JetBlue Airways Corp. (a)	322,183	5,976
Spirit Airlines, Inc. (a)	1,428,418	77,677
United Continental Holdings, Inc. (a)	17,322	1,539
		85,192
Building Products - 0.0%
Masco Corp.	68,253	2,666
Commercial Services & Supplies - 0.1%
HomeServe PLC	1,116,847	15,802
Tomra Systems ASA	576,900	17,372
		33,174
Construction & Engineering - 0.1%
Dycom Industries, Inc. (a)	321,865	15,961
MasTec, Inc. (a)	471,112	23,862
		39,823
Electrical Equipment - 0.1%
Fortive Corp.	428,247	36,975
Industrial Conglomerates - 0.5%
General Electric Co.	5,765,266	58,633
Honeywell International, Inc.	402,709	69,922
		128,555
Machinery - 0.5%
Deere & Co.	550,887	91,243
Rational AG	14,822	10,008
Xylem, Inc.	392,675	32,749
		134,000
Professional Services - 0.0%
51job, Inc. sponsored ADR (a)	30,300	2,798
Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	1,923,517	64,149
Lyft, Inc. (e)	155,863	9,321
Lyft, Inc.	1,266,687	68,173
		141,643

TOTAL INDUSTRIALS		1,029,892

INFORMATION TECHNOLOGY - 34.7%
Communications Equipment - 0.5%
Acacia Communications, Inc. (a)	151,256	8,755
Arista Networks, Inc. (a)	284,137	88,733
Nokia Corp. sponsored ADR (e)	2,975,358	15,710
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	2,384,903	23,611
		136,809
Electronic Equipment & Components - 0.2%
Corning, Inc.	1,042,100	33,191
IPG Photonics Corp. (a)	66,967	11,701
Keysight Technologies, Inc. (a)	30,665	2,669
Zebra Technologies Corp. Class A (a)	63,874	13,486
		61,047
Internet Software & Services - 0.0%
HUYA, Inc. ADR	100,698	2,406
IT Services - 6.3%
Akamai Technologies, Inc. (a)	860,784	68,914
Elastic NV (e)	276,751	23,676
Endava PLC ADR (a)	289,413	9,571
GoDaddy, Inc. (a)	425,119	34,647
Keywords Studios PLC	111,689	2,268
MasterCard, Inc. Class A	1,941,802	493,684
Netcompany Group A/S (f)	93,000	3,317
Okta, Inc. (a)	370,243	38,516
PayPal Holdings, Inc. (a)	2,606,892	293,979
Shopify, Inc. Class A (a)	281,467	68,439
Square, Inc. (a)	292,543	21,303
Total System Services, Inc.	58,838	6,016
Twilio, Inc. Class A (a)	73,976	10,145
Visa, Inc. Class A	4,044,783	665,084
Wix.com Ltd. (a)	353,231	47,389
		1,786,948
Semiconductors & Semiconductor Equipment - 10.3%
Advanced Micro Devices, Inc. (a)	2,153,601	59,504
Analog Devices, Inc.	348,434	40,502
Applied Materials, Inc.	602,604	26,557
ASML Holding NV	63,657	13,293
Broadcom, Inc.	1,754,668	558,686
First Solar, Inc. (a)	91,700	5,642
Inphi Corp. (a)	696,172	31,787
Lam Research Corp.	506,399	105,042
Marvell Technology Group Ltd.	24,908,777	623,218
Microchip Technology, Inc.	61,230	6,116
Micron Technology, Inc. (a)	3,626,666	152,538
Monolithic Power Systems, Inc.	356,608	55,527
NVIDIA Corp.	3,169,900	573,752
NXP Semiconductors NV	2,808,801	296,666
Qualcomm, Inc.	3,996,534	344,221
Universal Display Corp. (e)	137,198	21,897
Xilinx, Inc.	220,706	26,516
		2,941,464
Software - 11.3%
Adobe, Inc. (a)	1,056,274	305,527
Altair Engineering, Inc. Class A (a)	88,881	3,505
Atlassian Corp. PLC (a)	73,102	8,052
Atom Tickets LLC (a)(b)(c)(d)	1,204,239	2,517
Bilibili, Inc. ADR (a)(e)	462,151	8,226
Blue Prism Group PLC (a)	367,320	8,861
Coupa Software, Inc. (a)	42,040	4,344
DocuSign, Inc.	528,955	29,976
Dropbox, Inc. Class A (a)	820,939	20,014
Five9, Inc. (a)	148,079	7,859
HubSpot, Inc. (a)	137,543	25,375
Intuit, Inc.	214,863	53,944
Lightspeed POS, Inc. (a)	249,865	4,661
Microsoft Corp.	10,833,550	1,414,862
Nutanix, Inc.:
Class A (a)	3,082	133
Class B (a)(f)	482,746	20,850
Paycom Software, Inc. (a)	405,056	82,036
Pivotal Software, Inc.	657,800	14,274
RingCentral, Inc. (a)	455,905	53,054
Salesforce.com, Inc. (a)	4,936,819	816,303
ServiceNow, Inc. (a)	137,494	37,331
Smartsheet, Inc.	245,315	10,384
Splunk, Inc. (a)	92,910	12,825
SurveyMonkey	930,481	16,656
Synopsys, Inc. (a)	23,400	2,833
Tanium, Inc. Class B (a)(c)(d)	554,900	4,824
Tenable Holdings, Inc.	338,099	12,138
The Trade Desk, Inc. (a)	377,291	83,562
Workday, Inc. Class A (a)	472,562	97,173
Zendesk, Inc. (a)	287,006	25,193
Zoom Video Communications, Inc. Class A	191,400	13,871
Zuora, Inc.	709,540	15,681
		3,216,844
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	8,470,126	1,699,700
Western Digital Corp.	427,718	21,865
		1,721,565

TOTAL INFORMATION TECHNOLOGY		9,867,083

MATERIALS - 0.6%
Chemicals - 0.6%
CF Industries Holdings, Inc.	786,697	35,228
DowDuPont, Inc.	328,928	12,647
LG Chemical Ltd.	25,506	7,910
Nutrien Ltd.	476,205	25,827
Sherwin-Williams Co.	6,270	2,852
The Chemours Co. LLC	1,879,135	67,668
		152,132
Construction Materials - 0.0%
Vulcan Materials Co.	67,909	8,564

TOTAL MATERIALS		160,696

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Ant International Co. Ltd. Class C (c)(d)	4,367,660	26,861
Crown Castle International Corp.	62,812	7,900
		34,761
Real Estate Management & Development - 0.0%
Parsvnath Developers Ltd. (a)	14,693,447	970

TOTAL REAL ESTATE		35,731

UTILITIES - 0.0%
Electric Utilities - 0.0%
DONG Energy A/S (f)	35,100	2,687
Vistra Energy Corp.	392,329	10,691
		13,378
TOTAL COMMON STOCKS
(Cost $14,587,305)		26,935,945

Preferred Stocks - 4.8%
Convertible Preferred Stocks - 4.7%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.2%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (a)(b)(c)(d)	74,995	12,486
Neutron Holdings, Inc.:
Series C (c)(d)	50,654,200	12,284
Series D (c)(d)	85,315,542	20,689
Topgolf International, Inc. Series F (a)(c)(d)	415,730	5,350
		50,809
Internet & Direct Marketing Retail - 0.1%
Reddit, Inc. Series B (a)(c)(d)	524,232	11,369
The Honest Co., Inc.:
Series C (a)(c)(d)	350,333	13,540
Series D (a)(c)(d)	77,448	3,544
Series E (a)(c)(d)	551,397	10,807
		39,260
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (a)(c)(d)	1,341,716	27,250
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (c)(d)	14,293	793
Series B (c)(d)	2,512	139
Series C (c)(d)	23,999	1,332
		2,264
TOTAL CONSUMER DISCRETIONARY		119,583
CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 0.2%
Roofoods Ltd. Series F (a)(c)(d)	41,941	22,999
Sweetgreen, Inc. Series H (c)(d)	3,242,523	42,282
		65,281
Food Products - 0.0%
Agbiome LLC Series C (c)(d)	1,091,300	6,242
Tobacco - 2.6%
JUUL Labs, Inc.:
Series C (a)(c)(d)	2,613,078	714,677
Series D (c)(d)	13,822	3,780
Series E (c)(d)	14,959	4,091
		722,548
TOTAL CONSUMER STAPLES		794,071
FINANCIALS - 0.0%
Consumer Finance - 0.0%
Oportun Finance Corp. Series H (a)(c)(d)	3,552,125	8,632
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc. Series F (a)(c)(d)	800,982	10,293
Axcella Health, Inc. Series C (a)(c)(d)	545,634	5,598
Generation Bio Series B (a)(c)(d)	460,500	4,186
Immunocore Ltd. Series A (a)(c)(d)	11,275	1,431
		21,508
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (a)(c)(d)	2,728,716	19,499
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (c)(d)	3,301	1,389
TOTAL HEALTH CARE		42,396
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(c)(d)	97,277	19,845
Series H (a)(c)(d)	25,767	5,256
		25,101
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(c)(d)	692,196	2,284
Road & Rail - 0.8%
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)(d)	5,107,956	216,067
Series E, 8.00% (a)(c)(d)	101,698	4,302
		220,369
TOTAL INDUSTRIALS		247,754
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.2%
ContextLogic, Inc. Series G (a)(c)(d)	133,922	22,642
Starry, Inc.:
Series C (a)(c)(d)	5,833,836	8,342
Series D (c)(d)	4,312,627	6,167
		37,151
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(d)	646,522	624
Software - 0.3%
Bird Rides, Inc. Series C(c)(d)	2,114,013	24,830
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	1,160,525	14,599
Compass, Inc. Series E (a)(c)(d)	53,263	6,315
Dataminr, Inc. Series D (a)(c)(d)	277,250	5,797
Delphix Corp. Series D (a)(c)(d)	675,445	5,566
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	2,928,086	133
Malwarebytes Corp. Series B (a)(c)(d)	1,056,193	19,561
Taboola.Com Ltd. Series E (a)(c)(d)	634,902	14,469
		91,270
TOTAL INFORMATION TECHNOLOGY		129,045

TOTAL CONVERTIBLE PREFERRED STOCKS		1,341,481

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (c)(d)	7,680	426
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (c)(d)	29,758	12,519

TOTAL NONCONVERTIBLE PREFERRED STOCKS		12,945

TOTAL PREFERRED STOCKS
(Cost $414,026)		1,354,426

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 2.49% (g)	60,464,352	60,476
Fidelity Securities Lending Cash Central Fund 2.49% (g)(h)	542,429,426	542,484
TOTAL MONEY MARKET FUNDS
(Cost $602,960)		602,960
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $15,604,291)		28,893,331
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(453,926)
NET ASSETS - 100%		$28,439,405

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,500,721,000 or 5.3% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,138,000 or 0.2% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series F	8/31/17	$11,121
Agbiome LLC Series C	6/29/18	$6,912
Allbirds, Inc.	10/9/18	$1,986
Allbirds, Inc.	10/9/18	$421
Allbirds, Inc. Series A	10/9/18	$784
Allbirds, Inc. Series B	10/9/18	$138
Allbirds, Inc. Series C	10/9/18	$1,316
Ant International Co. Ltd. Class C	5/16/18	$24,503
AppNexus, Inc. Series E (Escrow)	8/1/14	$12,951
Atom Tickets LLC	8/15/17	$7,000
Axcella Health, Inc. Series C	1/30/15	$5,500
Bird Rides, Inc. Series C	12/21/18	$24,830
Blue Bottle Coffee, Inc. Class C (Escrow)	10/30/17	$1,455
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$9,831
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$1,360
Cibus Corp. Series C	2/16/18	$6,396
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 9/10/18	$9,459
Compass, Inc. Series E	11/3/17	$3,594
ContextLogic, Inc. Series G	10/24/17	$18,017
Dataminr, Inc. Series D	3/6/15	$3,535
Delphix Corp. Series D	7/10/15	$6,079
Generation Bio Series B	2/21/18	$4,212
Immunocore Ltd. Series A	7/27/15	$2,122
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$–
JUUL Labs, Inc.	11/21/17	$–
JUUL Labs, Inc. Class A	12/20/17 - 7/6/18	$453
JUUL Labs, Inc. Series C	5/22/15 - 7/6/18	$–
JUUL Labs, Inc. Series D	6/25/18 - 7/6/18	$–
JUUL Labs, Inc. Series E	12/20/17 - 7/6/18	$321
Malwarebytes Corp. Series B	12/21/15	$10,958
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16 - 12/14/17	$10,293
Mulberry Health, Inc. Series A8	1/20/16	$18,432
Neutron Holdings, Inc. Series C	7/3/18	$9,262
Neutron Holdings, Inc. Series D	1/25/19	$20,689
Oportun Finance Corp. Series H	2/6/15	$10,114
Peloton Interactive, Inc. Series E	3/31/17	$7,266
Reddit, Inc. Series B	7/26/17	$7,442
Roofoods Ltd. Series F	9/12/17	$14,829
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$23,515
Space Exploration Technologies Corp. Class C	9/11/17	$376
Space Exploration Technologies Corp. Series G	1/20/15	$7,535
Space Exploration Technologies Corp. Series H	8/4/17	$3,479
Starry, Inc. Series C	12/8/17	$5,379
Starry, Inc. Series D	3/6/19	$6,167
Sweetgreen, Inc. Series H	11/9/18	$42,282
Taboola.Com Ltd. Series E	12/22/14	$6,619
Tanium, Inc. Class B	4/21/17	$2,755
The Honest Co., Inc.	8/21/14	$4,062
The Honest Co., Inc. Series C	8/21/14	$9,479
The Honest Co., Inc. Series D	8/3/15	$3,544
The Honest Co., Inc. Series E	9/28/17	$10,810
Topgolf International, Inc. Series F	11/10/17	$5,751
Tory Burch LLC	5/14/15	$20,890
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$79,240
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$3,388
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$19,025
YourPeople, Inc. Series C	5/1/15	$10,314

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$394
Fidelity Securities Lending Cash Central Fund	3,704
Total	$4,098

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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